Related Party Transactions - Partnership Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advances from affiliates	$ 5,143	$ 8,229
Advances from affiliates (note 12b)	7,003	14,731
Advances to affiliates
Related Party Transaction [Line Items]
Advances from affiliates	5,100	8,200
Advances from affiliates (note 12b)	7,000	14,700
Advances to affiliates | Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions	$ 1,800	$ 15,300	$ 13,200